Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments for operating leases
The annual future minimum operating lease payments for heavy equipment, office equipment and premises, excluding contingent rentals, for the next five years and thereafter are as follows:

For the year ending December 31,
2017	$3,578
2018	3,234
2019	3,323
2020	3,447
2021 and thereafter	8,205
$21,787